Putnam Tax-Free High Yield Fund
The fund's portfolio
4/30/21 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
Q-SBLF — Qualified School Board Loan Fund
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.06% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (98.8%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.4%)
Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6.50%, 10/1/53	BBB	$3,000,000	$3,540,064
zero %, 10/1/46	BBB	8,800,000	9,025,094

			12,565,158
Alaska (2.7%)
AK State Indl. Dev. & Export Auth. Rev. Bonds, (Tanana Chiefs Conference), Ser. A, 4.00%, 10/1/49	A+/F	8,500,000	9,542,570
Northern Tobacco Securitization Corp. Rev. Bonds
Ser. A, 5.00%, 6/1/46	B3	13,070,000	13,234,380
Ser. B, zero %, 6/1/46	B/P	2,220,000	483,726

			23,260,676
Arizona (2.3%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. G, 5.00%, 7/1/37	BB	1,500,000	1,716,444
Maricopa Cnty., Indl. Dev. Auth. Ed. Rev. Bonds, (Horizon Cmnty. Learning Ctr.), 5.00%, 7/1/35	BB+	1,500,000	1,640,824
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Choice Academies, Inc.), 5.375%, 9/1/32	BB	1,000,000	1,030,713
(Great Hearts Academies), 5.00%, 7/1/44	BBB-	3,800,000	4,087,529
Phoenix, Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.)
Ser. A, 5.00%, 7/1/46	BB	750,000	815,546
5.00%, 7/1/35	BB	1,500,000	1,654,674
Ser. A, 5.00%, 7/1/35	BB	1,750,000	1,930,453
Phoenix, Indl. Dev. Auth. Student Hsg. Rev. Bonds, (Downtown Phoenix Student Hsg., LLC-AZ State U.), Ser. A, 5.00%, 7/1/37	Baa3	750,000	868,977
Salt Verde, Fin. Corp. Gas Rev. Bonds
5.50%, 12/1/29	A3	1,525,000	2,001,298
5.00%, 12/1/32	A3	1,500,000	1,993,241
Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds, (Agribusiness & Equine Ctr.), 5.00%, 3/1/32	BB+	1,600,000	1,658,565
Yavapai Cnty., Indl. Dev. Ed. Auth. 144A Rev. Bonds, Ser. A, 5.00%, 9/1/34	BB+	500,000	544,547

			19,942,811
California (9.5%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 6.00%, 7/1/31	A-/F	1,295,000	1,305,606
CA Cmnty. Hsg. Agcy. Essential Hsg. 144A Rev. Bonds
(Aster Apt.), Ser. A-1, 4.00%, 2/1/56	BB+/P	775,000	858,005
(Creekwood Apt.), Ser. A, 4.00%, 2/1/56	BB-/P	1,900,000	2,028,295
(Glendale Properties), Ser. A-1, 4.00%, 2/1/56	BB/P	2,500,000	2,777,199
(Stoneridge Apt.), Ser. A, 4.00%, 2/1/56	BB/P	2,900,000	3,087,743
(Glendale Properties), Ser. A-2, 4.00%, 8/1/47	B+/P	1,900,000	2,040,365
CA Hsg. Fin. Agcy. Muni. Certif. Rev. Bonds, Ser. 21-1, Class A, 3.50%, 11/20/35	BBB+	2,921,562	3,400,137
CA Pub. Fin. Auth. VRDN, (Sharp Hlth. Care Oblig. Group), Ser. C, 0.02%, 8/1/52	VMIG 1	14,370,000	14,370,000
CA School Fin. Auth. Rev. Bonds, (2023 Union, LLC), Ser. A, 6.00%, 7/1/33	BBB-	1,000,000	1,096,266
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Hsg., Inc.), 5.25%, 8/15/39	A-	800,000	880,824
CA State Muni. Fin. Auth. Charter School Rev. Bonds, (Partnerships Uplift Cmnty.), Ser. A
5.25%, 8/1/42	BB	850,000	869,645
5.00%, 8/1/32	BB	665,000	682,210
CA State Poll. Control Fin. Auth. Rev. Bonds, (San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,942,884
CA State Tobacco Securitization Agcy. Rev. Bonds
Ser. B-2, zero %, 6/1/55	BB/P	20,390,000	3,986,520
(Gold Country Settlement Funding Corp.), Ser. B-2, zero %, 6/1/55	BB/P	7,850,000	2,015,025
CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/47 (Prerefunded 10/1/22)	BB/P	500,000	540,614
(Terraces at San Joaquin Gardens), Ser. A, 6.00%, 10/1/42 (Prerefunded 10/1/22)	BB/P	1,750,000	1,892,150
(Terraces at San Joaquin Gardens), Ser. A, 5.625%, 10/1/32 (Prerefunded 10/1/22)	BB/P	1,105,000	1,189,588
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	850,000	893,635
(American Baptist Homes of the West), 5.00%, 10/1/43 (Prerefunded 10/1/22)	A-/F	1,000,000	1,067,028
CMFA Special Fin. Agcy. I 144A Rev. Bonds, (Social Bond), Ser. A-2, 4.00%, 4/1/56	BB/P	2,500,000	2,651,162
CSCDA Cmnty. Impt. Auth. 144A Rev. Bonds, (Jefferson-Anaheim)
3.125%, 8/1/56	BB+/P	1,900,000	1,831,743
2.875%, 8/1/41	BB+/P	1,650,000	1,643,675
Golden State Tobacco Securitization Corp. Rev. Bonds, Ser. A-2, 5.00%, 6/1/47	BB/P	6,000,000	6,199,513
Hastings Campus HFA Rev. Bonds, (U. of CA Hastings College of the Law), Ser. A, 5.00%, 7/1/61	BB-/P	2,500,000	2,865,368
La Verne, COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36 (Prerefunded 5/15/22)	AAA/P	775,000	821,179
Long Beach, Bond Fin. Auth. Rev. Bonds, (Natural Gas Purchase), Ser. A, 5.50%, 11/15/37	A2	2,000,000	2,934,883
Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds, (Sunridge Anatolia), Ser. 03-1, 5.00%, 9/1/37	BBB-/P	1,000,000	1,045,553
Riverside Cnty., Trans. Comm. Toll Rev. Bonds, Ser. A, 5.75%, 6/1/44	A	750,000	817,939
Sacramento, Special Tax, (Greenbriar Cmnty. Fac. Dist. No 2018-03)
4.00%, 9/1/50	BB/P	600,000	672,104
4.00%, 9/1/46	BB/P	750,000	842,752
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Fac. Dist. Special Tax Bonds, (No. 6 Mission Bay South), Ser. A, 5.15%, 8/1/35	BBB/P	1,000,000	1,008,946
San Francisco, City & Cnty. Redev. Agcy. Cmnty. Successor Special Tax Bonds, (No. 6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BBB/P	8,000,000	2,314,198
Sunnyvale, Special Tax Bonds, (Cmnty. Fac. Dist. No. 1), 7.75%, 8/1/32	B+/P	3,780,000	3,794,660
Tobacco Securitization Auth. of Northern CA Rev. Bonds, (Sacramento Cnty., Tobacco Securitization Corp.), Ser. B-2, zero %, 6/1/60	BB/P	3,750,000	902,386
Tobacco Securitization Auth. of Southern CA Rev. Bonds, Ser. B-2, Class 2, zero %, 6/1/54	BB/P	14,660,000	2,803,927
U. of CA VRDN Rev. Bonds, Ser. AL-4, 0.01%, 5/15/48	VMIG 1	2,000,000	2,000,000

			82,073,727
Colorado (5.2%)
Aviation Station North Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/48	B+/P	1,000,000	1,074,063
Broadway Station Metro. Dist. No. 2 Co. G.O. Bonds, Ser. A, 5.125%, 12/1/48	B/P	1,500,000	1,633,993
CO Pub. Hwy. Auth. Rev. Bonds, (E-470), zero %, 9/1/41	A2	1,000,000	606,630
CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6.375%, 1/1/41	BB/P	810,000	829,688
(Christian Living Cmntys.), 5.25%, 1/1/37	BB/P	750,000	761,331
(Christian Living Cmntys.), 5.125%, 1/1/30	BB/P	1,415,000	1,439,429
CO State Hlth. Fac. Auth. Hosp. Rev. Bonds
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/47	BB+/F	250,000	289,323
(Frasier Meadows Retirement Cmnty.), Ser. A, 5.25%, 5/15/37	BB+/F	1,000,000	1,157,293
(Frasier Meadows Retirement Cmnty.), Ser. B, 5.00%, 5/15/39	BB+/F	2,000,000	2,100,408
(Christian Living Neighborhood), 5.00%, 1/1/31	BB/P	2,000,000	2,158,180
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	488,770
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/38(T)	Baa1	625,000	717,137
(Commonspirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/39(T)	Baa1	625,000	715,593
(CommonSpirit Health Oblig. Group), Ser. A-1, 4.00%, 8/1/44(T)	Baa1	2,000,000	2,271,604
(CommonSpirit Health Oblig. Group), Ser. A-2, 4.00%, 8/1/49(T)	Baa1	4,000,000	4,532,439
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/50	A-/F	1,700,000	1,895,196
(Covenant Living Cmnty. and Svcs. Oblig. Group), 4.00%, 12/1/40	A-/F	2,000,000	2,254,341
(Christian Living Neighborhoods), 4.00%, 1/1/38	BBB/P	550,000	573,953
Eaton, Area Park & Recreation Dist. G.O. Bonds, 5.25%, 12/1/34 (Prerefunded 12/1/22)	BB/P	330,000	355,920
Parkdale, Cmnty. Auth. Rev. Bonds, (Metro. Dist. No. 1), Ser. A, 5.25%, 12/1/50	B/P	2,285,000	2,488,882
Plaza, Tax Alloc. Bonds, (Metro. Dist. No. 1), 5.00%, 12/1/40	BB-/P	3,000,000	3,095,821
Pub. Auth. for CO Energy Rev. Bonds, (Natural Gas Purchase), 6.50%, 11/15/38	A2	2,000,000	3,101,623
RainDance Metro. Dist. No. 1 Rev. Bonds, (Non-Potable Wtr. Enterprise)
5.25%, 12/1/50	B+/P	1,375,000	1,499,609
5.00%, 12/1/40	B+/P	625,000	682,194
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 5.00%, 12/1/37	Ba1	500,000	571,155
STC Metro. Dist. No. 2 G.O. Bonds, Ser. A, 5.00%, 12/1/38	B+/P	2,000,000	2,188,538
Trails at Crowfoot Metro. Dist. No. 3 G.O. Bonds, Ser. A, 5.00%, 12/1/49	B+/P	2,000,000	2,146,760
Village Metro. Dist. G.O. Bonds
5.00%, 12/1/49	BB/P	1,250,000	1,377,622
5.00%, 12/1/40	BB/P	1,000,000	1,110,344
Willow Bend Metro. Dist. G.O. Bonds, Ser. A, 5.00%, 12/1/49	BB-/P	1,000,000	1,077,004

			45,194,843
Connecticut (0.6%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Masonicare Issue), Ser. F, 5.00%, 7/1/33	BBB+/F	1,500,000	1,689,666
CT State Hlth. & Edl. Fac. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/46	BB/F	1,000,000	1,101,333
Harbor Point Infrastructure Impt. Dist. 144A Tax Alloc. Bonds, (Harbor Point Ltd.), 5.00%, 4/1/39	BB/P	2,500,000	2,876,825

			5,667,824
Delaware (0.8%)
DE State Econ. Dev. Auth. Rev. Bonds, (ASPIRA Charter School), Ser. A
5.00%, 6/1/46	BB	1,820,000	1,959,918
5.00%, 6/1/36	BB	700,000	765,781
Millsboro Special Oblig. 144A Special Tax, (Plantation Lakes), 5.25%, 7/1/48	BB-/P	2,000,000	2,206,515
Millsboro Special Oblig. 144A Tax Alloc. Bonds, (Plantation Lakes Special Dev. Dist.), 5.125%, 7/1/38	BB-/P	1,500,000	1,669,158

			6,601,372
District of Columbia (2.1%)
DC Rev. Bonds
(Ingleside at Rock Creek), Ser. A, 5.00%, 7/1/52	BB-/P	3,170,000	3,305,661
(Latin American Montessori Bilingual Pub. Charter School Oblig. Group), 5.00%, 6/1/40	BB+	2,750,000	3,246,309
(Kipp DC), Ser. B, 5.00%, 7/1/37	BBB+	3,315,000	3,939,537
(KIPP DC), 4.00%, 7/1/49	BBB+	1,000,000	1,111,010
(KIPP DC), 4.00%, 7/1/44	BBB+	250,000	279,025
DC 144A Rev. Bonds, (Rocketship DC Oblig. Group), Ser. 21-A
5.00%, 6/1/61	BB/P	700,000	793,258
5.00%, 6/1/51	BB/P	625,000	713,076
Metro. Washington DC, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail & Cap. Impt. Proj.), 4.00%, 10/1/53(T)	A-	1,935,000	2,202,856
(Dulles Metrorail & Cap. Impt. Proj.), Ser. B, 4.00%, 10/1/44(T)	A-	1,940,000	2,211,513
Cap Apprec 2nd Sr Lien, Ser. B, zero %, 10/1/40	A-	995,000	609,452

			18,411,697
Florida (6.3%)
Cap. Projects Fin. Auth. Rev. Bonds, (CAPFA Cap. Corp. 2000F), Ser. A-1, 5.00%, 10/1/33	Baa3	2,000,000	2,448,773
Cap. Trust Agcy. Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), zero %, 1/1/60	B/P	6,000,000	566,285
Cap. Trust Agcy. 144A Rev. Bonds, (Wonderful Foundation Charter School Holdings, LLC), 5.00%, 1/1/55	BB-/P	3,800,000	4,241,904
Cap. Trust Agcy. Edl. Fac. Rev. Bonds, (Liza Jackson Preparatory School, Inc.)
5.00%, 8/1/55	Baa3	1,000,000	1,175,917
5.00%, 8/1/40	Baa3	300,000	359,188
4.00%, 8/1/30	Baa3	200,000	226,325
Celebration Pointe Cmnty. Dev. Dist. No. 1 144A Special Assessment Bonds, (Alachua Cnty.), 5.00%, 5/1/48	B/P	475,000	510,192
Charlotte Cnty., Indl. Dev. Auth. Util. Syst. 144A Rev. Bonds, (Town & Country Util.), 5.00%, 10/1/49	B/P	500,000	554,771
Escambia Cnty., Hlth. Fac. Auth. Rev. Bonds, (Baptist Hlth. Care), 4.00%, 8/15/45	BBB+	3,000,000	3,425,351
Fishhawk, CCD IV Special Assmt. Bonds, 7.25%, 5/1/43	B/P	560,000	614,582
FL State Higher Edl. Fac. Financial Auth. Rev. Bonds, (St. Leo U., Inc. Oblig. Group), 5.00%, 3/1/49	BBB-	3,930,000	4,459,024
Lake Cnty., Retirement Fac. Rev. Bonds, (Waterman Cmnty., Inc.), 5.75%, 8/15/55	B/P	1,750,000	1,871,836
Lakewood Ranch, Stewardship Dist. Special Assessment Bonds, (Village of Lakewood Ranch South), 5.00%, 5/1/36	B+/P	890,000	975,082
Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4.875%, 5/1/35	BB-/P	915,000	983,273
Lakewood Ranch, Stewardship Dist. 144A Special Assmt., 4.00%, 5/1/50	B/P	500,000	522,675
Lakewood Ranch, Stewardship Dist. 144A Special Assmt. Bonds, (Northeast Sector), 5.30%, 5/1/39	B-/P	1,250,000	1,441,430
Lee Cnty., Indl. Dev. Auth. Rev. Bonds, (Shell Point/Waterside Hlth.)
5.00%, 11/15/49	BBB+	1,800,000	2,078,143
5.00%, 11/15/39	BBB+	750,000	875,709
Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds, (Pinecrest Academy, Inc.), 5.00%, 9/15/34	BBB	2,195,000	2,387,227
Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds, (Garage), Ser. A, 5.00%, 5/1/29	BB-/P	750,000	786,311
Orlando Cmnty. Redev. Agcy. Tax Alloc. Bonds, (Republic Drive/Universal), 5.00%, 4/1/24	A+/F	2,760,000	2,863,106
Palm Beach Cnty., Rev. Bonds, (Lynn U. Hsg.), Ser. A, 5.00%, 6/1/57	B+/P	625,000	632,372
Palm Beach Cnty., 144A Rev. Bonds, (PBAU Hsg.), Ser. A, 5.00%, 4/1/39	Ba1	500,000	559,096
Pinellas Cnty., Indl. Dev. Auth. Rev. Bonds, (2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	AAA/P	2,770,000	3,289,365
Sarasota Cnty., Hlth. Fac. Auth. Retirement Fac. Rev. Bonds, (Village of Isle)
5.00%, 1/1/31	BB+/F	1,285,000	1,418,159
5.00%, 1/1/30	BB+/F	750,000	830,789
Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	1,440,000	1,589,880
Tampa, Cap. Impt. Cigarette Tax Rev. Bonds, (Cap. Appn.), Ser. A
zero %, 9/1/53	A1	2,600,000	776,541
zero %, 9/1/45	A1	2,000,000	856,479
zero %, 9/1/41	A1	1,000,000	512,784
zero %, 9/1/40	A1	850,000	456,802
Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds, (Cap. Impt.), 5.00%, 5/1/33	B+/P	985,000	1,022,615
Village Cmnty. Dev. Dist. No. 10 Special Assmt. Bonds, 5.75%, 5/1/31	BB/P	995,000	1,078,080
Village Cmnty. Dev. Dist. No. 11 Special Assmt. Bonds, 4.50%, 5/1/45	BB-/P	2,575,000	2,672,920
Village Cmnty. Dev. Dist. No. 12 144A Special Assessment Bonds, 4.00%, 5/1/33	BB-/P	1,190,000	1,336,310
Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5.00%, 5/1/22	BBB-/P	75,000	77,064
Village, 144A Special Assmt., (Village Cmnty. Dev. Dist. No. 13), 3.50%, 5/1/51	BB-/P	3,975,000	4,132,498

			54,608,858
Georgia (2.2%)
Cobb Cnty., Dev. Auth. Student Hsg. Rev. Bonds
(Kennesaw State U. Real Estate Oblig. Group), Ser. C, 5.00%, 7/15/38	Baa2	1,250,000	1,376,359
(Kennesaw State U. Real Estate), 5.00%, 7/15/30	Baa2	1,200,000	1,342,151
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/37	BB/F	2,385,000	2,395,596
Geo L Smith II GA Congress Ctr. 144A Rev. Bonds, (Signia Hotel Mgt., LLC.)
5.00%, 1/1/54	BB-/P	2,470,000	2,810,892
5.00%, 1/1/36	BB-/P	1,430,000	1,672,939
Muni. Election Auth. of GA Rev. Bonds, (Plant Vogtle Units 3 & 4), Ser. A
5.50%, 7/1/60	A	3,500,000	4,034,596
5.00%, 1/1/56	A2	2,000,000	2,383,909
4.00%, 1/1/59	A2	3,000,000	3,332,472

			19,348,914
Illinois (13.7%)
Chicago, G.O. Bonds
Ser. A, 6.00%, 1/1/38	BBB+	7,040,000	8,543,438
Ser. A, 5.50%, 1/1/49	BBB+	2,000,000	2,412,994
Ser. D-05, 5.50%, 1/1/37	BBB+	3,250,000	3,641,761
Ser. G-07, 5.50%, 1/1/35	BBB+	1,200,000	1,348,738
Ser. A, 5.00%, 1/1/44	BBB+	2,000,000	2,357,216
Ser. A, 5.00%, 1/1/31	BBB+	1,400,000	1,740,183
Ser. A, 5.00%, 1/1/30	BBB+	2,600,000	3,260,954
Chicago, Special Assmt. Bonds, (Lake Shore East), 6.75%, 12/1/32	BB/P	4,831,000	4,841,637
Chicago, Board of Ed. G.O. Bonds
Ser. C, 5.25%, 12/1/39	BB	4,000,000	4,421,758
Ser. H, 5.00%, 12/1/36	BB	4,600,000	5,424,155
Chicago, Board of Ed. 144A G.O. Bonds, Ser. A, 7.00%, 12/1/46	BB	1,500,000	1,923,824
Chicago, Motor Fuel Tax Rev. Bonds
AGM, 5.00%, 1/1/30	AA	200,000	216,052
5.00%, 1/1/28	Ba1	1,000,000	1,054,950
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/34	A	1,950,000	2,247,700
Cook Cnty., G.O. Bonds, 5.00%, 11/15/34	A+	1,000,000	1,217,446
Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds, (Monarch Landing), 5.625%, 3/1/36	B/P	749,000	752,431
IL State G.O. Bonds
Ser. A, 5.25%, 12/1/30	Baa3	5,000,000	6,096,862
5.25%, 2/1/30	Baa3	3,000,000	3,313,955
5.00%, 11/1/41	Baa3	1,900,000	2,174,227
5.00%, 1/1/41	Baa3	1,000,000	1,124,947
5.00%, 2/1/39	Baa3	500,000	543,964
Ser. A, 5.00%, 5/1/38	Baa3	2,500,000	2,966,872
5.00%, 1/1/35	Baa3	2,500,000	2,847,389
Ser. A, 5.00%, 10/1/33	Baa3	1,025,000	1,239,665
5.00%, 1/1/33	Baa3	1,000,000	1,142,387
Ser. A, 5.00%, 12/1/31	Baa3	7,200,000	8,591,653
Ser. C, 5.00%, 11/1/29	Baa3	4,875,000	5,810,268
Ser. A, 5.00%, 12/1/28	Baa3	2,700,000	3,283,887
Ser. D, 5.00%, 11/1/28	Baa3	3,230,000	3,882,507
Ser. D, 5.00%, 11/1/27	Baa3	1,425,000	1,728,481
Ser. A, 5.00%, 10/1/27	Baa3	2,000,000	2,446,945
Ser. A, 4.00%, 3/1/39	Baa3	2,100,000	2,414,756
IL State Fin. Auth. Rev. Bonds
(Plymouth Place), 5.25%, 5/15/50 (Prerefunded 5/15/25)	BB+/F	850,000	1,009,780
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/47	BBB+	850,000	980,569
(Rosalind Franklin U. of Medicine & Science), Ser. A, 5.00%, 8/1/42	BBB+	500,000	579,452
(Southern IL Healthcare Enterprises, Inc.), 5.00%, 3/1/33	A+	200,000	239,686
IL State Fin. Auth. Student Hsg. & Academic Fac. Rev. Bonds, (U. of IL Chicago), 5.00%, 2/15/50	Baa3	4,000,000	4,437,753
Metro. Pier & Exposition Auth. Rev. Bonds, (McCormick Place Expansion)
Ser. A, 5.00%, 6/15/50	BBB	7,000,000	8,420,715
Ser. B, stepped-coupon zero % (4.850%, 6/15/31), 12/15/42(STP)	BBB	3,000,000	2,519,647
Northern IL U. Rev. Bonds, Ser. B, BAM
5.00%, 4/1/34	AA	650,000	820,708
5.00%, 4/1/30	AA	450,000	576,613
5.00%, 4/1/29	AA	400,000	505,733
4.00%, 4/1/41	AA	625,000	721,602
4.00%, 4/1/38	AA	600,000	696,209
4.00%, 4/1/37	AA	600,000	698,137
4.00%, 4/1/36	AA	600,000	699,901
4.00%, 4/1/35	AA	525,000	613,829

			118,534,336
Indiana (0.1%)
IN State Fin Auth. Rev. Bonds, (United States Steel Corp.), Ser. A, 4.125%, 12/1/26	B-	1,000,000	1,088,951

			1,088,951
Iowa (0.2%)
IA Tobacco Settlement Auth. Rev. Bonds, Ser. B-1, Class 2, 4.00%, 6/1/49	BBB	1,750,000	2,009,368

			2,009,368
Kansas (0.3%)
Wichita, Hlth. Care Fac. Rev. Bonds, (Presbyterian Manors), Ser. I, 5.00%, 5/15/38	BB-/P	1,000,000	1,038,995
Wyandotte, Cnty./Kansas City, Unified Govt. 144A Rev. Bonds, (Legends Apt. Garage & West Lawn), 4.50%, 6/1/40	BB+/P	1,315,000	1,369,543

			2,408,538
Kentucky (0.7%)
KY Econ. Dev. Fin. Auth. Rev. Bonds, (Masonic Home Indpt. Living), 5.00%, 5/15/36	BB/P	2,000,000	2,052,688
KY Pub. Trans. Infrastructure Auth. Rev. Bonds, (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa2	2,000,000	2,215,691
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.25%, 6/1/41	Baa3	375,000	427,445
KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds, (Masonic Homes of KY), 5.375%, 11/15/42	BB-/P	1,400,000	1,410,486

			6,106,310
Louisiana (0.6%)
LA State Pub. Fac. Auth. Rev. Bonds, (LA State U. Greenhouse Phase III), Ser. A
4.00%, 7/1/54	A3	2,640,000	2,953,289
4.00%, 7/1/49	A3	1,000,000	1,122,611
LA State Pub. Fac. Solid Waste Disp. Auth. Rev. Bonds, (LA Pellets, Inc.), Ser. A, 8.375%, 7/1/39 (In default)(NON)	D/P	1,000,000	10
St. Tammany, Public Trust Fin. Auth. Rev. Bonds, (Christwood), 5.25%, 11/15/37	BB/P	765,000	823,311

			4,899,221
Maine (0.5%)
ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds, (ME Gen. Med. Ctr.), 7.50%, 7/1/32 (Prerefunded 7/1/21)	AAA/P	3,000,000	3,035,083
ME State Fin. Auth. Solid Waste Disp. 144A Mandatory Put Bonds (8/1/25), (Casella Waste Syst.), 5.125%, 8/1/35	B2	1,000,000	1,132,547

			4,167,630
Maryland (1.9%)
Brunswick, Special Tax, 5.00%, 7/1/36	B+/P	1,000,000	1,193,214
Frederick Cnty., Edl. Fac. 144A Rev. Bonds, (Mount St. Mary's U.), Ser. A, 5.00%, 9/1/37	BB+	500,000	556,897
MD Econ. Dev. Corp. Rev. Bonds, (Morgan State U.)
5.00%, 7/1/56	BBB-	1,000,000	1,195,419
4.00%, 7/1/40	BBB-	1,000,000	1,122,078
MD Econ. Dev. Corp. Student Hsg. Rev. Bonds, (Bowie State U.), 4.00%, 7/1/50	BBB-	1,000,000	1,102,994
MD State Econ. Dev. Corp. Tax Alloc. Bonds, (Port Covington), 4.00%, 9/1/50	B+/P	2,170,000	2,393,589
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds
(Stevenson U.), 4.00%, 6/1/55	BBB-	1,000,000	1,112,884
(Frederick Hlth., Inc.), 4.00%, 7/1/45	Baa1	500,000	571,054
(Frederick Hlth., Inc.), 4.00%, 7/1/40	Baa1	300,000	346,911
Prince Georges Cnty., Special Oblig. 144A Tax Alloc. Bonds, (Westphalia Town Ctr.)
5.25%, 7/1/48	B/P	2,000,000	2,217,563
5.125%, 7/1/39	B/P	300,000	333,025
Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6.00%, 7/1/34	B-/P	750,000	813,745
(Carroll Lutheran Village, Inc.), 5.125%, 7/1/34	BB/P	3,000,000	3,141,681

			16,101,054
Massachusetts (2.3%)
Lowell, Collegiate Charter School Rev. Bonds, 5.00%, 6/15/49	BB-/P	2,290,000	2,498,757
MA State Dev. Fin. Agcy. Rev. Bonds
(Loomis Communities), Ser. A, 6.00%, 1/1/33	BBB/P	250,000	268,319
(Loomis Communities), Ser. A, U.S. Govt. Coll., 6.00%, 1/1/33 (Prerefunded 7/1/23)	AAA/P	250,000	280,864
(Milford Regl. Med. Ctr. Oblig. Group), Ser. F, 5.75%, 7/15/43	BB+	1,000,000	1,063,203
(Atrius Hlth. Oblig. Group), Ser. A, 4.00%, 6/1/49	BBB	5,000,000	5,636,218
(Linden Ponds, Inc.), Ser. B, zero %, 11/15/56	B-/P	722,603	133,218
MA State Dev. Fin. Agcy. VRDN, (Boston U.), Ser. U-6E, 0.02%, 10/1/42	VMIG 1	4,685,000	4,685,000
MA State Dev. Fin. Agcy. 144A Rev. Bonds, (Linden Ponds, Inc. Fac.), 5.125%, 11/15/46	BB/F	2,000,000	2,196,101
MA State Dev. Fin. Agcy. VRDN (Boston U.), Ser. U-6C, 0.02%, 10/1/42	VMIG 1	2,500,000	2,500,000
MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds, (Adventcare), Ser. A, 6.65%, 10/15/28 (In default)(NON)	D/P	2,035,000	915,750

			20,177,430
Michigan (4.0%)
Detroit, G.O. Bonds
5.00%, 4/1/37	Ba3	350,000	409,126
5.00%, 4/1/36	Ba3	1,400,000	1,640,704
Flint, Hosp. Bldg. Auth. Rev. Bonds, Ser. A, 5.25%, 7/1/39	Ba1	500,000	529,503
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	BB+	650,000	678,140
(Tobacco Settlement), Ser. B-2, Class 2, zero %, 6/1/65	BBB/P	11,250,000	1,449,093
MI State Fin. Auth. Ltd. Oblig. Rev. Bonds, (Lawrence Technological U.)
5.25%, 2/1/32	BB+	1,000,000	1,100,185
5.00%, 2/1/47	BB+	3,100,000	3,276,991
5.00%, 2/1/37	BB+	1,080,000	1,160,059
MI State Hosp. Fin. Auth. Rev. Bonds, (Trinity Health Corp. Oblig. Group)
Ser. A, U.S. Govt. Coll, 5.00%, 12/1/47 (Prerefunded 12/1/22)(T)	Aa3	11,000,000	11,844,302
Ser. A, 4.00%, 12/1/49(T)	AA-	3,875,000	4,491,231
MI State Strategic Fund Ltd. Oblig. Rev. Bonds, (Holland Home Oblig. Group)
5.00%, 11/15/43	BBB-/F	500,000	561,138
5.00%, 11/15/34	BBB-/F	1,000,000	1,142,166
Pontiac City, G.O. Bonds, (Pontiac School Dist.), Q-SBLF
4.00%, 5/1/37	Aa1	1,870,000	2,256,471
4.00%, 5/1/36	Aa1	1,695,000	2,050,561
4.00%, 5/1/35	Aa1	2,000,000	2,425,443

			35,015,113
Minnesota (1.0%)
Baytown Twp., Lease Rev. Bonds, Ser. A, 4.00%, 8/1/36	BB+	400,000	425,849
Duluth, COP, (Indpt. School Dist. No. 709), Ser. A
4.20%, 3/1/34	Ba2	725,000	770,357
4.00%, 3/1/28	Ba2	760,000	823,135
4.00%, 3/1/27	Ba2	730,000	795,611
Forest Lake, Charter School Lease Rev. Bonds, (LILA Bldg. Co.), Ser. A, 5.25%, 8/1/43	BB+	615,000	700,389
Ham Lake, Charter School Lease Rev. Bonds
(DaVinci Academy of Arts & Science), Ser. A, 5.00%, 7/1/47	BB-/P	1,000,000	1,078,004
(Parnassus Preparatory School), Ser. A, 5.00%, 11/1/36	BB	1,500,000	1,675,800
MN State Higher Ed. Fac. Auth. Rev. Bonds, (Augsburg U.), Ser. A, 5.00%, 5/1/46	Ba1	1,750,000	1,820,421
St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds, (Nova Classical Academy), Ser. A, 6.375%, 9/1/31	BB+	500,000	507,890

			8,597,456
Missouri (1.5%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, AGM, 4.00%, 3/1/57	AA	4,000,000	4,560,464
Saint Louis, Indl. Dev. Auth. Fin. Rev. Bonds, (Ballpark Village Dev.), Ser. A, 4.75%, 11/15/47	BB-/P	1,625,000	1,655,424
St. Louis Cnty., Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Friendship Village)
5.25%, 9/1/53	BB+/F	4,250,000	4,765,620
5.00%, 9/1/48	BB+/F	1,750,000	1,950,205

			12,931,713
Nevada (0.7%)
Clark Cnty., Impt. Dist. No. 159 Special Assessment Bonds, (Summerlin Village 16A), 5.00%, 8/1/35	B+/P	640,000	695,687
Las Vegas, Special Assmt. Bonds
5.00%, 6/1/30	B+/P	1,050,000	1,140,854
(Dist. No. 607 Local Impt.), 5.00%, 6/1/22	BBB-/P	310,000	322,066
Las Vegas, Impt. Dist. No. 812 Special Assessment Bonds, (Summerlin Village 24), 5.00%, 12/1/35	B/P	725,000	795,970
North Las Vegas, G.O. Bonds, AGM, 4.00%, 6/1/34	AA	1,075,000	1,267,216
North Las Vegas, Local Impt. Special Assmt. Bonds, (Valley Vista Special Impt. Dist. No. 64), 4.50%, 6/1/39	B/P	700,000	788,337
NV State Dept. of Bus. & Indl. 144A Rev. Bonds, (Somerset Academy of Las Vegas), Ser. A, 5.00%, 12/15/38	BB	1,000,000	1,109,660

			6,119,790
New Hampshire (1.2%)
National Fin. Auth. Rev. Bonds, (Caritas Acquisitions VII, LLC), Ser. A
4.50%, 8/15/55	BBB/P	3,495,000	3,681,364
4.25%, 8/15/46	BBB/P	1,650,000	1,726,253
4.125%, 8/15/40	BBB/P	1,475,000	1,547,525
National Fin. Auth. 144A Rev. Bonds, (Covanta Holding Corp.), Ser. C, 4.875%, 11/1/42	B1	2,100,000	2,203,188
NH State Hlth. & Ed. Fac. Auth. Rev. Bonds, (Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	705,932
NH State Hlth. & Ed. Fac. Auth. 144A Rev. Bonds, (Hillside Village), Ser. A
6.25%, 7/1/42 (In default)(NON)	D/P	250,000	187,500
6.125%, 7/1/37 (In default)(NON)	D/P	1,000,000	750,000

			10,801,762
New Jersey (6.6%)
NJ State Econ. Dev. Auth. Rev. Bonds
(Paterson Charter School Science & Tech.), Ser. A, 6.10%, 7/1/44	BB-	655,000	676,852
(Paterson Charter School Science & Tech.), Ser. A, 6.00%, 7/1/32	BB-	300,000	311,482
(Continental Airlines, Inc.), 5.50%, 6/1/33	Ba3	2,000,000	2,180,754
(Paterson Charter School), Ser. C, 5.30%, 7/1/44	BB-	2,250,000	2,299,594
Ser. EEE, 5.00%, 6/15/48	Baa1	4,000,000	4,833,824
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/47	BBB-	500,000	574,446
Ser. EEE, 5.00%, 6/15/43	Baa1	3,910,000	4,741,388
Ser. DDD, 5.00%, 6/15/42	Baa1	1,500,000	1,778,999
Ser. EEE, 5.00%, 6/15/38	Baa1	2,500,000	3,071,433
(Provident Group-Montclair State U. Student Hsg. & Properties), 5.00%, 6/1/37	AA	1,000,000	1,205,460
(North Star Academy Charter School of Newark, Inc.), 5.00%, 7/15/32	BBB-	1,000,000	1,174,961
(NJ Transit Trans.), Ser. A, 4.00%, 11/1/39	Baa1	2,000,000	2,287,721
(NJ Transit Trans.), Ser. A, 4.00%, 11/1/38	Baa1	3,000,000	3,441,957
NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds, (UMM Energy Partners, LLC), Ser. A
5.00%, 6/15/37	Baa2	1,000,000	1,038,442
4.75%, 6/15/32	Baa2	170,000	176,384
NJ State Econ. Dev. Auth. Fac. Rev. Bonds, (Continental Airlines, Inc.), 5.625%, 11/15/30	Ba3	1,000,000	1,122,353
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds, (St. Peter's U. Hosp.), 6.25%, 7/1/35	Ba1	2,500,000	2,515,899
NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Program), Ser. AA, 5.25%, 6/15/32	Baa1	1,000,000	1,157,662
Ser. AA, 5.00%, 6/15/38(WIS)	BBB	1,600,000	1,956,147
Ser. AA, 5.00%, 6/15/36(WIS)	BBB	645,000	792,282
Ser. A, 5.00%, 12/15/34	Baa1	5,600,000	6,961,258
Ser. A, 5.00%, 12/15/33	Baa1	6,550,000	8,159,856
Ser. AA, 4.00%, 6/15/50	Baa1	1,825,000	2,071,162
Ser. AA, 4.00%, 6/15/45	Baa1	2,725,000	3,109,420

			57,639,736
New Mexico (0.1%)
Sante Fe, Retirement Fac. Rev. Bonds, (El Castillo Retirement Residences), Ser. A, 5.00%, 5/15/49	BB+/F	1,200,000	1,323,185

			1,323,185
New York (3.6%)
Glen Cove, Local Econ. Assistance Corp. Rev. Bonds, (Garvies Point Pub. Impt.), Ser. C, stepped-coupon zero % (5.625%, 1/1/24), 1/1/55(STP)	B/P	600,000	621,407
Metro. Trans. Auth. Rev. Bonds, (Green Bond), Ser. C-1, 5.00%, 11/15/50	A3	1,500,000	1,838,005
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. B-1, 4.00%, 11/1/41(T)	Aa2	10,000,000	12,675,895
NY Counties, Tobacco Trust VI Rev. Bonds, (Tobacco Settlement Pass Through), Ser. A-2B, 5.00%, 6/1/51	BB+/P	2,500,000	2,652,618
NY State Dorm. Auth. Non-State Supported Debt 144A Rev. Bonds, (Orange Regl. Med. Ctr.), 5.00%, 12/1/35	Baa3	1,300,000	1,498,687
NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (9/2/25), (Casella Waste Syst. Inc.), Ser. R-1, 2.75%, 9/1/50	B	475,000	491,545
NY State Liberty Dev. Corp. 144A Rev. Bonds
(World Trade Ctr.), Class 2, 5.375%, 11/15/40	BB-/P	1,250,000	1,395,373
(3 World Trade Ctr., LLC), Class 1-3, 5.00%, 11/15/44	BB-/P	6,750,000	7,388,594
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (Delta Air Lines, Inc.), 5.00%, 10/1/40	Baa3	2,000,000	2,511,173

			31,073,297
North Carolina (1.1%)
NC State Med. Care Comm. Hlth. Fac. Rev. Bonds, (Presbyterian Homes Oblig. Group), 4.00%, 10/1/50	BBB+/F	1,350,000	1,508,025
NC State Med. Care Comm. Retirement Fac. Rev. Bonds
(Maryfield, Inc. Oblig. Group), 5.00%, 10/1/50	BB/P	1,500,000	1,654,068
(Twin Lakes Cmnty.), Ser. A, 5.00%, 1/1/49	BBB/F	2,970,000	3,330,275
(Southminister, Inc.), 5.00%, 10/1/37	BB/P	1,625,000	1,758,319
(United Church Homes & Svcs. Oblig. Group), Ser. A, 5.00%, 9/1/37	BB/P	1,000,000	1,058,898

			9,309,585
Ohio (2.5%)
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-3, 6.25%, 6/1/37 (Prerefunded 6/1/22)	AAA/P	7,300,000	7,779,766
Centerville, Hlth. Care Rev. Bonds, (Graceworks Lutheran Svcs.), 5.25%, 11/1/47	BB+/P	2,000,000	2,099,692
Cleveland-Cuyahoga Cnty., Port Auth. Cultural Fac. Rev. Bonds, (Playhouse Sq. Foundation), 5.25%, 12/1/38	BB+	1,065,000	1,157,025
Franklin Cnty., Hlth. Care Fac. Rev. Bonds, (Ohio Living)
6.00%, 7/1/35	BBB/F	2,825,000	2,946,350
6.00%, 7/1/35 (Prerefunded 7/1/22)	AAA/P	175,000	186,546
Hickory Chase, Cmnty. Auth. Infrastructure Impt. 144A Rev. Bonds, (Hickory Chase), Ser. A, 5.00%, 12/1/40	B+/P	1,485,000	1,602,459
Lake Cnty., Hosp. Fac. Rev. Bonds, (Lake Hosp. Syst., Inc.), Ser. C, 6.00%, 8/15/43	Baa1	250,000	250,878
OH State Air Quality Dev. Auth. Exempt Fac. 144A Rev. Bonds, (Pratt Paper, LLC), 4.50%, 1/15/48	BB+/P	2,000,000	2,264,964
OH State Higher Edl. Fac. Comm. Rev. Bonds, 5.25%, 12/1/48	BB	750,000	837,180
Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB-/F	2,225,000	2,343,951
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB-/F	235,000	255,897

			21,724,708
Oregon (0.3%)
Clackamas Cnty., Hosp. Fac. Auth. Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.375%, 11/15/55	BB/P	1,000,000	1,078,358
Warm Springs, Reservation Confederated Tribes 144A Rev. Bonds, (Pelton-Round Butte), Ser. B
5.00%, 11/1/39	A3	700,000	829,162
5.00%, 11/1/32	A3	360,000	437,924

			2,345,444
Pennsylvania (3.0%)
Chester Cnty., Indl. Dev. Auth. Rev. Bonds
(Collegium Charter School), Ser. A, 5.125%, 10/15/37	BB	1,200,000	1,353,255
(Renaissance Academy Charter School), 5.00%, 10/1/34	BBB-	625,000	675,074
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Asbury PA Obligated Group), 5.00%, 1/1/45	BB+/P	1,000,000	1,094,676
Dallas, Area Muni. Auth. U. Rev. Bonds, (Misericordia U.), 5.00%, 5/1/48	Baa3	3,000,000	3,442,662
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/34	Ba1	1,600,000	1,703,138
Lancaster Cnty., Hosp. Auth. Rev. Bonds, (Brethren Village), 5.125%, 7/1/37	BB+/F	700,000	768,592
Lancaster Cnty., Hosp. Auth. Hlth. Care Fac. Rev. Bonds, (Moravian Manors, Inc.), Ser. A, 5.00%, 6/15/49	BB+/F	4,705,000	5,113,688
Lancaster, Indl. Dev. Auth. Rev. Bonds, (Willow Valley Communities)
5.00%, 12/1/49	A/F	2,300,000	2,655,044
5.00%, 12/1/44	A/F	1,850,000	2,141,572
4.00%, 12/1/44	A/F	1,150,000	1,259,856
Montgomery Cnty., Indl. Auth. Rev. Bonds, (Whitemarsh Continuing Care Retirement Cmnty.), Ser. A, 5.25%, 1/1/48	BB-/P	1,500,000	1,590,151
Moon, Indl. Dev. Auth. Rev. Bonds, (Baptist Homes Society Oblig. Group), 5.75%, 7/1/35	B+/P	850,000	910,113
Northeastern PA Hosp. & Ed. Auth. Rev. Bonds, (Wilkes U.), Ser. A, 5.25%, 3/1/42	BBB-	1,000,000	1,021,205
PA State Higher Edl. Fac. Auth. Student Hsg. Rev. Bonds, (U. Properties, Inc.-East Stroudsburg), Ser. A, 5.00%, 7/1/31	Baa3	1,000,000	1,109,515
Philadelphia Auth. For Ind. Dev. 144A Rev. Bonds, (String Theory Charter School), 5.00%, 6/15/50	BB+	1,000,000	1,152,244

			25,990,785
Puerto Rico (1.5%)
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A-1, 5.00%, 7/1/58	BB-/P	8,997,000	10,158,153
Ser. A-2, 4.784%, 7/1/58	B/P	240,000	267,651
Ser. A-1, 4.75%, 7/1/53	B/P	433,000	481,669
Ser. A-1, 4.55%, 7/1/40	B/P	59,000	65,480
Ser. A-2, 4.536%, 7/1/53	B/P	17,000	18,656
Ser. A-1, 4.50%, 7/1/34	B/P	116,000	126,860
Ser. A-2, 4.329%, 7/1/40	B/P	600,000	657,351
Ser. A-1, zero %, 7/1/51	B/P	1,236,000	284,263
Ser. A-1, zero %, 7/1/46	B/P	1,518,000	481,652
Ser. A-1, zero %, 7/1/33	B/P	159,000	115,203
Ser. A-1, zero %, 7/1/31	B/P	141,000	110,218
Ser. A-1, zero %, 7/1/29	B/P	109,000	91,824
Ser. A-1, zero %, 7/1/27	B/P	112,000	99,929
Ser. A-1, zero %, 7/1/24	B/P	66,000	62,604

			13,021,513
Rhode Island (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,000,000	3,325,149

			3,325,149
South Carolina (2.2%)
Berkeley Cnty., Assmt. Rev. Bonds, (Nexton Impt. Dist.), 4.25%, 11/1/40	BB-/P	1,000,000	1,117,692
SC State Jobs Econ. Dev. Auth. Edl. Fac. 144A Rev. Bonds, (High Point Academy), Ser. A, 5.75%, 6/15/39	Ba1	2,000,000	2,279,932
SC State Jobs-Econ. Dev. Auth. Rev. Bonds, (Woodlands at Furman), Ser. A
5.00%, 11/15/54	BB/P	1,000,000	1,081,881
5.00%, 11/15/42	BB/P	585,000	641,490
SC State Pub. Svcs. Auth. Rev. Bonds
Ser. A, 5.50%, 12/1/54	A2	6,220,000	7,068,137
Ser. E, 5.25%, 12/1/55	A2	2,500,000	2,954,683
Ser. E, 5.00%, 12/1/48	A2	2,000,000	2,219,176
Ser. C, 5.00%, 12/1/46	A2	1,000,000	1,143,091
(Oblig.), Ser. B, 5.00%, 12/1/37	A2	500,000	605,711

			19,111,793
Tennessee (1.4%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Rev. Bonds, (CommonSpirit Health Oblig. Group)
Ser. A-1, 4.00%, 8/1/37(T)	Baa1	425,000	496,457
Ser. A-1, 4.00%, 8/1/38(T)	Baa1	425,000	495,309
Ser. A-2, 5.00%, 8/1/44(T)	Baa1	425,000	514,642
Ser. A-1, 4.00%, 8/1/44(T)	Baa1	850,000	980,474
Ser. A-2, 5.00%, 8/1/49(T)	Baa1	725,000	872,532
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl. Fac. Board Rev. Bonds
(Trevecca Nazarene U.), 5.00%, 10/1/48	BBB-/F	1,800,000	2,059,986
(Trevecca Nazarene U.), 5.00%, 10/1/39	BBB-/F	800,000	932,980
(Trevecca Nazarene U.), 5.00%, 10/1/34	BBB-/F	400,000	473,072
(Trevecca Nazarene U.), 5.00%, 10/1/29	BBB-/F	600,000	706,087
(Blakeford at Green Hills Oblig. Group), Ser. A, 4.00%, 11/1/45	BBB-/F	3,000,000	3,190,757
Nashville, Metro. Dev. & Hsg. Agcy. 144A Tax Alloc. Bonds, (Fifth & Broadway Dev. Dist.), 5.125%, 6/1/36	B+/P	1,250,000	1,428,436

			12,150,733
Texas (5.8%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, 5.00%, 12/1/36	BBB-	815,000	936,733
Clifton, Higher Ed. Fin. Corp. Rev. Bonds
(Intl. Leadership), Ser. D, 6.125%, 8/15/48	BB-/P	6,000,000	6,940,848
(Idea Pub. Schools), 5.00%, 8/15/32	A-	2,100,000	2,186,836
(IDEA Pub. Schools), Ser. B, 5.00%, 8/15/27	A-	375,000	443,384
Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	BBB-/F	1,000,000	1,093,655
Houston, Arpt. Syst. Rev. Bonds, Ser. B-1, 5.00%, 7/15/35	B	200,000	221,498
Houston, Higher Ed. Fin. Co. Rev. Bonds, (Cosmos Foundation), Ser. A
5.00%, 2/15/42	BBB	2,250,000	2,299,276
5.00%, 2/15/32	BBB	2,250,000	2,306,834
Houston, Higher Ed. Fin. Corp. Rev. Bonds, (Houston Baptist U.), 4.00%, 10/1/51	BBB-	1,100,000	1,208,991
Matagorda Cnty., Poll. Control Rev. Bonds, (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	A-	3,000,000	3,662,038
New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(MRC Sr. Living-Langford (The)), Ser. A, 5.50%, 11/15/52	B-/P	250,000	218,449
(MRC Senior Living-Langford (The)), 5.50%, 11/15/46	B-/P	700,000	626,896
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	1,050,000	1,093,611
(MRC Senior Living-Langford (The)), 5.375%, 11/15/36	B-/P	500,000	468,221
(CHF-Collegiate Hsg. Stephenville III, LLC), 5.00%, 4/1/47 (Prerefunded 4/1/25)	AAA/P	2,450,000	2,888,693
(Collegiate Student Hsg. Island Campus, LLC), Ser. A, 5.00%, 4/1/42 (Prerefunded 4/1/27)	AAA/P	3,500,000	4,360,372
(Collegiate Hsg.-Tarleton St.), 5.00%, 4/1/39 (Prerefunded 4/1/24)	AAA/P	500,000	563,177
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/38	AA	500,000	595,353
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/32	AA	700,000	838,441
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 5.00%, 7/1/30	AA	400,000	483,109
(Woman's U.-Collegiate Hsg. Denton, LLC), Ser. A-1, AGM, 4.00%, 7/1/43	AA	1,600,000	1,774,520
Newark, Higher Ed. Fin. Corp. Rev. Bonds, (Austin Achieve Pub. Schools, Inc.)
5.00%, 6/15/48	BB-/P	750,000	771,539
5.00%, 6/15/38	BB-/P	245,000	252,831
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds, (Buckner Retirement Svcs., Inc.), 5.00%, 11/15/37	A/F	1,620,000	1,920,466
Temple, Tax Increment 144A Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, 5.00%, 8/1/38	BB+	3,500,000	3,853,593
TX Private Activity Surface Trans. Corp. Rev. Bonds, (Segment 3C), 5.00%, 6/30/58	Baa3	4,500,000	5,417,237
TX State Private Activity Bond Surface Trans. Corp. Rev. Bonds, (Blueridge Trans. Group, LLC (SH 288 Toll Lane)), 5.00%, 12/31/50	Baa3	1,750,000	1,971,781
TX State Trans. Comm. Rev. Bonds, (State Hwy. 249 Sys.), Ser. A, zero %, 8/1/39	Baa3	1,500,000	762,224

			50,160,606
Utah (1.3%)
Infrastructure Agcy. Telecomm. Rev. Bonds
4.00%, 10/15/42	BBB-/F	1,500,000	1,714,338
4.00%, 10/15/36	BBB-/F	1,000,000	1,159,994
MDA Mountain Village Pub. Infrastructure Dist. Special Assmt., Ser. A, 5.00%, 8/1/50	B/P	2,000,000	2,249,030
Mida Mountain Village Pub. Infrastructure Dist. 144A Special Assmt. Bonds, (Mountain Village Assmt. Area No. 2), 4.00%, 8/1/50	B/P	1,625,000	1,675,460
Murray City, Hosp. VRDN, (IHC Hlth. Svcs., Inc.), Ser. A, 0.03%, 5/15/37	VMIG 1	4,300,000	4,300,000

			11,098,822
Virginia (1.4%)
Cherry Hill Cmnty., Dev. Auth. 144A Special Assmt. Bonds, (Potomac Shores), 5.15%, 3/1/35	B/P	500,000	529,271
Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds, (Goodwin House, Inc.), Ser. A, 5.00%, 10/1/42	BBB+/F	350,000	391,211
Lexington, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds, (Kendal at Lexington), Ser. A, 5.00%, 1/1/42	BBB-/F	690,000	736,399
Lower Magnolia Green Cmnty., Dev. Auth. 144A Special Assmt. Bonds, 5.00%, 3/1/35	B/P	835,000	877,908
Suffolk, Econ. Dev. Auth. Retirement Fac. Rev. Bonds, (United Church Homes & Svcs. Oblig. Group), 5.00%, 9/1/31	BB/P	1,500,000	1,629,866
VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6.00%, 1/1/37	BBB-	1,725,000	1,829,647
(National Sr. Campuses, Inc. Oblig. Group), 4.00%, 1/1/38	A/F	2,000,000	2,237,036
(National Sr. Campuses, Inc. Oblig. Group), 4.00%, 1/1/37	A/F	2,250,000	2,528,917
VA State Small Bus. Fin. Auth. Solid Waste Disp. Fac. 144A, FRN Mandatory Put Bonds (7/1/38), (Covanta Holding Corp.), 5.00%, 1/1/48	B	1,000,000	1,045,301

			11,805,556
Washington (2.0%)
Kalispel Tribe of Indians Priority Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/32	BB+/P	1,000,000	1,152,434
Port Seattle, Port Indl. Dev. Corp. Rev. Bonds, (Delta Airlines, Inc.), 5.00%, 4/1/30	BB	5,700,000	6,102,796
Skagit Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds, (Skagit Regl. Hlth. Impt.), 5.00%, 12/1/37	Baa2	2,000,000	2,301,134
WA State Hsg. Fin. Comm. Rev. Bonds, (Wesley Homes Lea Hill), 5.00%, 7/1/36	B/P	575,000	600,713
WA State Hsg. Fin. Comm. 144A Rev. Bonds, (Presbyterian Retirement Cmnty. Northwest), Ser. A, 5.00%, 1/1/46	BB/F	4,000,000	4,284,651
WA State Hsg. Fin. Comm. Nonprofit 144A Rev. Bonds, (Spokane Intl. Academy), Ser. A
5.00%, 7/1/50	Ba2	500,000	556,841
4.00%, 7/1/40	Ba2	2,235,000	2,351,259

			17,349,828
Wisconsin (3.8%)
Pub. Fin. Auth. Rev. Bonds, (Northwest Nazarene U.), 5.00%, 10/1/43	Baa3	3,425,000	3,852,799
Pub. Fin. Auth. 144A Rev. Bonds, (Roseman U. of Hlth. Sciences), 5.00%, 4/1/50	BB	1,800,000	2,073,468
Pub. Fin. Auth. Arpt. Fac. Rev. Bonds
(Sr. Oblig. Group), 5.25%, 7/1/28	BBB+	800,000	835,862
(Trans. Infrastructure Properties), 5.00%, 7/1/42	BBB+	3,500,000	3,637,052
Pub. Fin. Auth. Ed. 144A Rev. Bonds, (North Carolina Leadership Academy)
5.00%, 6/15/54	BB+/P	455,000	490,221
5.00%, 6/15/49	BB+/P	1,040,000	1,123,043
5.00%, 6/15/39	BB+/P	410,000	447,985
Pub. Fin. Auth. Edl. Fac. Rev. Bonds, (Piedmont Cmnty. Charter School), 5.00%, 6/15/53	Baa3	1,000,000	1,152,999
Pub. Fin. Auth. Exempt Fac. Rev. Bonds, (Celanese U.S. Holdings, LLC), Ser. C, 4.30%, 11/1/30	Baa3	700,000	779,645
Pub. Fin. Auth. Higher Ed. Fac. Rev. Bonds, (Gannon U.)
5.00%, 5/1/47	BBB+	850,000	966,694
5.00%, 5/1/42	BBB+	1,600,000	1,830,032
Pub. Fin. Auth. Retirement Communities Rev. Bonds, (Evergreens Oblig. Group), Ser. A, 5.00%, 11/15/49	BBB/F	2,000,000	2,266,550
Pub. Fin. Auth. Retirement Fac. 144A Rev. Bonds, (Southminster, Inc.), 5.00%, 10/1/48	BB/F	1,500,000	1,640,126
Pub. Fin. Auth. Student Hsg. Fac. Rev. Bonds
(NC A&T Real Estate Foundation, LLC), Ser. B, 5.00%, 6/1/44	BBB-	1,900,000	2,212,123
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/59	AA	1,350,000	1,504,328
(Appalachian State U.), Ser. A, AGM, 4.00%, 7/1/55	AA	1,000,000	1,114,898
WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(St. John's Cmnty., Inc.), Ser. B, 5.00%, 9/15/45	BBB-/F	750,000	770,278
(Thedacare, Inc.), 4.00%, 12/15/49	A1	1,395,000	1,581,134
WI State Pub. Fin. Auth Sr. Living Rev. Bonds, (Rose Villa, Inc.), Ser. A
6.00%, 11/15/49	BB-/P	1,000,000	1,083,030
5.50%, 11/15/34	BB-/P	1,685,000	1,822,169
WI State Pub. Fin. Auth Sr. Living 144A Rev. Bonds, (Rose Villa, Inc.), Ser. A, 5.75%, 11/15/44	BB-/P	500,000	538,947
WI State Pub. Fin. Auth. 144A Rev. Bonds, (Church Home of Hartford, Inc.), Ser. A, 5.00%, 9/1/38	BB/F	1,500,000	1,610,935

			33,334,318

Total municipal bonds and notes (cost $789,460,636)			$857,399,610

UNITIZED TRUST (0.1%)(a)
	Shares	Value
CMS Liquidating Trust 144A(F)	400	$584,884

Total unitized trust (cost $1,206,477)		$584,884

SHORT-TERM INVESTMENTS (3.2%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.10%(AFF)	Shares	26,186,217	$26,186,217
U.S. Treasury Bills 0.033%, 6/1/21(SEG)		$300,000	299,998
U.S. Treasury Cash Management Bills 0.018%, 7/13/21(SEG)(SEGCCS)		1,100,000	1,099,983

Total short-term investments (cost $27,586,169)			$27,586,198
TOTAL INVESTMENTS

Total investments (cost $818,253,282)			$885,570,692

FUTURES CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 5 yr (Short)	390	$48,335,625	$48,335,625	Jun-21	$23,498

Unrealized appreciation					23,498

Unrealized (depreciation)					—

Total					$23,498

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Citibank, N.A.
$18,000,000	$39,204	$—	5/25/21	—	0.44% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	$(39,205)
4,500,000	22,352	—	5/25/21	—	1.62% minus Municipal Market Data Index AAA municipal yields 30 Year rate — At maturity	22,352
Morgan Stanley & Co. International PLC
8,000,000	360	—	6/15/21	—	0.51% minus Municipal Market Data Index AAA municipal yields 5 Year rate — At maturity	(360)

Upfront premium received		—	Unrealized appreciation			22,352

Upfront premium (paid)		—	Unrealized (depreciation)			(39,565)

	Total	$—			Total	$(17,213)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$39,414,000	$390,908	$(398)	3/29/26	2.51% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$(391,306)

Total			$(398)				$(391,306)

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2020 through April 30, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $867,904,483.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 7/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 4/30/21
Short-term investments
	Putnam Short Term Investment Fund*	$34,820,739	$192,589,276	$201,223,798	$39,379	$26,186,217

	Total Short-term investments	$34,820,739	$192,589,276	$201,223,798	$39,379	$26,186,217
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $316,000.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $996,000.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
(WIS)	When-issued security.
At the close of the reporting period, the fund maintained liquid assets totaling $62,383,206 to cover certain derivative contracts, tender option bonds and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.06%, 0.11% and 0.18%, respectively, as of the close of the reporting period.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	22.70%
	Education	19.5
	State debt	12.1
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $17,213 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.
Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $45,510,755 were held by the TOB trust and served as collateral for $25,970,153 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $22,702 for these investments based on an average interest rate of 0.12%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$857,399,610	$—
Unitized trust	—	—	584,884
Short-term investments	—	27,586,198	—

Totals by level	$—	$884,985,808	$584,884
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$23,498	$—	$—
Total return swap contracts	—	(408,121)	—

Totals by level	$23,498	$(408,121)	$—
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	100
OTC total return swap contracts (notional)	$25,900,000
Centrally cleared total return swap contracts (notional)	$11,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com